Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000089779 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089779 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089779 | 92552V100 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089779 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089779 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089779 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089779 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089779 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089779 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089779 | G4474Y214 | Janus Henderson Group plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089779 | Consumer Discretionary043436104
Holdings [Line Items]
Percent of Total Investments	96.50%
C000089779 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089779 | To Be Classified714920113
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089779 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089779 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000089779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089779 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000089779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000089779 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000089780 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089780 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089780 | 92552V100 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089780 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089780 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089780 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089780 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089780 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089780 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089780 | G4474Y214 | Janus Henderson Group plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089780 | Consumer Discretionary043436104
Holdings [Line Items]
Percent of Total Investments	96.50%
C000089780 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089780 | To Be Classified714920113
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089780 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000089780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089780 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000089780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000089780 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000089781 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089781 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089781 | 92552V100 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089781 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089781 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089781 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089781 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089781 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089781 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089781 | G4474Y214 | Janus Henderson Group plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089781 | Consumer Discretionary043436104
Holdings [Line Items]
Percent of Total Investments	96.50%
C000089781 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089781 | To Be Classified714920113
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000089781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000089781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000089781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%